Income Taxes (Unrecognized Tax Benefits Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination, Penalties and Interest Expense [Abstract]
Interest on tax deficiencies	$ (73)	$ 11	$ (20)
Income tax penalties	$ (47)	$ 6	$ 22